Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.34

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025070633	XXX	XXX	1	1	1	1	Verified reserves - XXX months subject PITI reserves required. XXX months of verified PITI reserves. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX XXX Unacceptable Mortgage History - XXX XXX schedule lists property at XXX with mortgage of $XXX and payment of $XXX/mo. This mortgage not reporting on credit report. Missing XXX month payment history confirming XXX payment history. - XXX - "Loan closed with Movement XXX, XXX payment XXX; please see attached statement and CD."
-- Recd mortgage billing statement and closing disclosure. Loan recently originated (XXX), thus XXX-month mortgage history is not applicable.

XXX XXX Missing Schedule of XXX Owned - Rental Log from property manager (pg XXX) lists the following properties which were not listed on XXX:
XXX
XXX
XXX
XXX

Additionally file contains leases for the following properties which are not listed on XXX Schedule:
XXX and
XXX

Missing documentation of these XXX properties. XXX XXX schedule to reflect all properties owned along with all expenses noted. Any PITI expenses will need to be added to DTI calculations.  Final DTI cannot be confirmed due to missing XXX information.

 - XXX - Recd confirmation from the insurance agent that the XXX for XXX, XXX, includes all XXX units. Documentation presented XXX satisfactorily addresses all parts of the exception.

XXX XXX Appraisal Discrepancy  - Appraisal (pg XXX) lists subject lot size at XXX square feet. Per XXX the XXX of the XXX including decks is XXX square feet, plus there is a XXX  in front of the subject. There is not an XXX for subject, only a XXX  (pg XXX). Appraisal provided no commentary on subject lot size. Appraisal does not contain a Addendum page typically found with appraisal report. Missing XXX for subject and commentary on lot size.  - XXX - "According to the XXX Records the lot is XXX and the XXX is on common ground, but allowed to be used by the adjoining, subject's, XXX."
--Appraiser comments address the issues. Review noted that there was no value given for the XXX.

XXX XXX Discrepancy between 1003 and documentation stated and/or verified in file - Final XXX (pg XXX) lists XXX twice in XXX schedule.  Property at XXX  is listed in section XXX and section XXX. - XXX - Recd updated 1003. XXX removed from section XXX and the following XXX were added to the 1003:
XXX
XXX
XXX
XXX
XXX

2025070632	XXX	XXX	2	1	2	1	Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - XXX Months verified reserves exceeds minimum XXX months per guidelines.;	XXX XXX The Lender Credit and/or the Principal Reduction was not sufficient to overcome the total fee variance. - Missing XXX for increase in XXX Fee on CD issued XXX (pg. XXX). Title company is affiliate of lender per XXX on page XXX, so is XXX tolerance fee. -- A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the XXX disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.
- A Lender Credit for Excess Charges of ($XXX), Principal Reduction for Excess Charges of ($XXX), and general or specific lender credit increases of ($XXX) were applied to the total fee variance of ($XXX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance., Client Comment: XXX - XXX Recd XXX, cover letter, refund check $XXX, and courier tracking receipt to evidence delivery to borrower was completed within XXX days of consummation.	XXX XXX Disclosed Finance Charge Must Be >= Actual Finance Charge - $XXX - Likely related to XXX Index Value. Approval (pg. XXX,XXX) indicates Index value of XXX, which is the fully indexed rate. Rate Lock (pg. XXX) has index rate of XXX. Reviewer used this rate and it matches XXX identified index rate of XXX.
--
The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge ($XXX). For rescission after initiation of foreclosure, the XXX in XXX Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XXX XXX XXX. XXX(i)(2); XXX(c)(2)(ii)-XXX
--
The disclosed finance charge ($XXX) is less than the actual finance charge ($XXX) by ($XXX). For XXX purposes, the XXX in XXX Act considers the finance charge inaccurate if it is understated by more than XXX of XXX% of the note amount ($XXX) or $XXX, whichever is greater. (12 CFR 1026.23(g); OSC 17(c)(2)(ii)-1) - The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge ($XXX). For rescission after initiation of foreclosure, the XXX in XXX Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XXX (i)(2); XXX(c)(2)(ii)-1) - XXX - Recd lender index rate XXX%. Finding cleared upon compliance resubmission.

XXX XXX Initial 1003 Application is Incomplete - Earliest application found in file is dated XXX (pg. XXX).  Missing initial 1003. Application date is indicated to be XXX (pg XXX). - The loan was initially disclosed on XXX via XXX, the unsigned 1003 was provided, there was a XXX provided as econsent was received and the XXX and esigned 1003 done on XXX was provided. Please advise why this is not acceptable. Thank you.
--Application date XXX. Lender confirmed initial 1003 mailed to borrower XXX and not signed until XXX, thus no 1003 dated XXX.

XXX XXX Cannot XXX LE /  CD Versioning  - Missing XXX issued XXX (pg XXX). - XXX  Recd initial LE.

XXX XXX Missing Evidence of Verified Property Tax and / or XXX Information - Missing documentation used to calculate the qualifying tax payment of $XXX/mo.  - XXX - Per the condition regarding the property taxes calculation please see below:
Per the appraisal and uw comments this is a XXX and uw used XXX x appraised value to qualify taxes. XXX x XXX = XXX/ XXX= XXX.
--Qualifying payment exceeds actual payment. Borrower was qualified using a more conservative approach.

2025070628	XXX	XXX	1	1	1	1	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified credit history - Middle credit scores XXX, no derogatory credit history reported in the past XXX months. Minimum credit score required XXX.;	XXX XXX Questionable continuation of income - XXX benefit statement, State of XXX, reflects a monthly allowance of $XXX with total contributions of $XXX (pg XXX). Missing confirmation that the retirement benefits are not based on the total contribution and are expected to continue > XXX months.

Total contributions $XXX / $XXX is XXX months. -XXX - Borrowers benefit statement confirms retirement type XXX+, retirement option XXX.

Finding is cleared with the attached information for XXX, Option XXX:  a XXX percent joint and XXX benefit, provides a lifetime monthly payment to you. If your beneficiary is living at the time of your XXX, your beneficiary will receive XXX percent of your monthly retirement allowance for life. If your beneficiary dies before you, your retirement allowance will increase to the Maximum Option.

XXX  Income Documentation is Insufficient - XXX XXX does not provide the frequency of base pay (pg XXX). Also missing documentation used to confirm that the employer name XXX  - XXX - XXX is the same as XXX.

NOTE: XXX income was not included on the XXX. XXX XXX was provided in file. - XXX- Exception is cleared with the attached screen print from the employers business profile confirming the affiliation between the employers varying names. XXX in file re-reviewed. It appears that the XXX income including commission was captured in the current gross pay. Per XXX, Verify the borrower has at least a XXX-year history of seasonal employment and income. Guideline requires  XXX years at the same job and is expected to be rehired next season. XXX confirms probability of continued employment as good. Agency and guideline requirements met.

XXX  Asset Documentation is Insufficient - Asset statements reflect account owner, XXX  (pg XXX), however all other documentation reflects XXX  or XXX. Discrepancy is to be addressed. - XXX - Finding re-reviewed. Review located other documentation in file, including email correspondence from the borrower, using the name variation (pg XXX,XXX,XXX,XXX,XXX). The name variation is shortened version of the full-name, thus no material discrepancy or signature/name XXX required.

FRAUD XXX Fraud report alerts have not been addressed - Missing documentation used to clear borrowers from watchlist:

XXX
XXX  - XXX - Recd lender clear comments. Lender summarizes that there is nothing to support that either of these people are the ones on the watchlist.

XXX  XXX is expired. - Missing XXX renewal. XXX provided in file expired XXX (pg XXX). - XXX - Recd renewal XXX.

2025070631	XXX	XXX	1	1	1	1	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating on departing residence. No late mortgage payments reported on investment property in the past XXX months.; Verified credit history - Middle credit scores XXX with no history of delinquency reported in the past XXX months. Minimum credit score required XXX.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX XXX Undisclosed or Excluded Debt - Missing evidence that the borrower is not delinquent on income tax, and not subject to a payment plan. Loan file reflects payments being remitted for tax year XXX (pg XXX-XXX). - XXX - Bank statement shows XXX taxes were paid on XXX in the amount that was on the XXX payment voucher.
--Finding is cleared. Tax payment reflected on the payment statement matches to the attached  XXX payment voucher.

XXX  XXX - Schedule A Exception - Subject is indicated to be a detached XXX, however, the XXX commitment does not reflect a XXX endorsement being issued (pg XXX). -XXX - Recd XXX endorsement.

XXX XXX Missing Employment doc (XXX) - Pre-closing verbal verification of XXX with XXX is not signed (pg XXX). - XXX - Recd signed pre-closing verification of XXX.

XXX XXX Missing Letter of Explanation - Missing  letter of explanation for relationship with the seller. Subject property was not listed on the market for sale and title shows a XXX lien on title (pg XXX,XXX) - XXX - Recd borrower signed XXX, owners heard that the borrowers were interested in moving to the XXX and reached out. Borrower confirms no relationship to sellers.

XXX XXX Missing CPA Letter - 1) Tax preparer letter presented in file reflects a XXX error in the borrowers last name, XXX vs XXX (pg XXX).

2) PTIN verification (XXX  - XXX) is for XXX (pg XXX). Missing verification of current active PTIN status. - XXX - Recd PTIN verification for XXX. Income docs dated XXX, thus verification of XXX not required.

XXX Income Documentation is Insufficient - Missing XXX previous employment, XXX , XXX confirming at least XXX years of documented previous experience in the same profession, as required per guidelines for XXX (started XXX) < XXX years. - XXX - B1 XXX for prior employer confirming XXX+ years in related field.

XXX XXX XXX- Schedule B Exception - Missing XXX  or confirmation from XXX that the XXX lien has been deleted (pg XXX). - XXX - Recd schedule B reflecting, exceptions XXX are deleted.

2025070630	XXX	XXX	1	1	1	1				Established credit history - Open, active credit dates back to XXX with no reported default.; Low LTV/CLTV/HCLTV - LTV XXX%, up to XXX% acceptable; Low DTI - DTI XXX%, up to XXX% acceptable;
2025070629	XXX	XXX	1	1	1	1	Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.; Disposable Income - Borrower has $XXX in verified disposable income.;	XXX XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing XXX for CD issued XXX on page XXX increasing discount points. -- The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Loan Discount. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX - Recd XXX, lock extension required resulting in pricing change.

2025070626	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - XXX% DTI < XXX% Max Allowed.;
2025070627	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - Low CLTV of XXX%.; Verified reserves - XXX months of verified reserves when guidelines required XXX months.;	XXX XXX Missing evidence of XXX - Missing XXX to verify XXX. XXX pg XXX does not specifically XXX. - XXX - Attached XXX reflects, Further coverage explanation provided by endorsement XXX - attached. Copy of endorsement XXX - includes fixtures, improvements and alterations that are a part of the XXX or XXX in any unit as covered property.